Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 298,476	$ 293,958
Less: Deferred financing costs and debt discounts	(3,609)	(3,798)
Total debt net of deferred financing costs and debt discounts	294,867	290,160
Less - current portion	(46,791)	(54,940)
Long-term portion	$ 248,076	$ 235,220